Insurance contracts in the financial services segment - Summary of Insurance revenue and the CSM by transition approach (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	¥ 586,115	¥ 554,570
Beginning balance	2,052,617	1,967,530
Changes that relate to future service	149,241	167,351
Changes that relate to current service	(151,841)	(151,483)
Insurance finance expense (income)	57,995	69,528
Other	76	(309)
Ending balance	2,108,088	2,052,617
Contracts measured under the modified retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	185,731	190,199
Beginning balance	864,530	912,623
Changes that relate to future service	(61,165)	(2,007)
Changes that relate to current service	(66,827)	(74,984)
Insurance finance expense (income)	26,954	29,352
Other	177	(454)
Ending balance	763,669	864,530
Contracts measured under the fair value approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	27,079	26,988
Beginning balance	58,008	26,938
Changes that relate to future service	32,341	34,088
Changes that relate to current service	(5,834)	(3,778)
Insurance finance expense (income)	1,673	1,107
Other	83	(347)
Ending balance	86,271	58,008
New contracts and contracts measured under the full retrospective approach at transition [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	373,305	337,383
Beginning balance	1,130,079	1,027,969
Changes that relate to future service	178,065	135,270
Changes that relate to current service	(79,180)	(72,721)
Insurance finance expense (income)	29,368	39,069
Other	(184)	492
Ending balance	¥ 1,258,148	¥ 1,130,079